Derivatives and Hedging Activities (Effect of Derivative Instruments in Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ (4,596)	¥ (1,731)	¥ (2,180)
Accounting Standards Update 2019-04 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(3,285)	(3,034)	(661)
Designated as Hedging Instrument | Cash Flow Hedging | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	(4,596)	(1,731)	(2,180)
Designated as Hedging Instrument | Cash Flow Hedging | Foreign Exchange Contract | Accounting Standards Update 2019-04 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(3,285)	(3,034)	(661)
Other Nonoperating Income Expense | Not Designated as Hedging Instrument | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income on derivative	¥ (6,099)	¥ 104	¥ 805